DEFERRED REVENUE	6 Months Ended
Jun. 30, 2020
Deferred Revenue [Abstract]
DEFERRED REVENUE

NOTE 5:-DEFERRED REVENUE

Deferred revenue as of June 30, 2020 and December 31, 2019 was $12,155 and $7,972, respectively, and primarily relates to revenue that is recognized over time for service contracts. Approximately $2,995 of the December 31, 2019 balance was recognized as revenue during the period ended June 30, 2020.

The balance of deferred revenues approximates the aggregate amount of the billed and collected amount allocated to the unsatisfied performance obligations at the end of reporting period.

All of the Company’s performance obligations in contracts with customers, other than large scale governmental projects (expected to be recognized over periods of approximately 11-15 years), principally relate to contracts with a duration of less than one year, and as such, the Company is not required to disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period.

For information regarding disaggregated revenues, please refer to note 12 (b).